Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net Loss Per Share [Abstract]
Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share
	September 30, 2022	September 30, 2021
Stock-based compensation awards – SI Plan	6,163,206	—
Stock-based compensation awards – EI Plan	25,272,474	32,137,760
Stock-based compensation awards – STI Plan	6,457,011	9,529,482
Restricted stock awards	—	1,364,018
Public Warrants	23,375,988	22,977,568
Private Warrants	276,131	674,551
ATW NPA Warrants	28,431,635	3,874,166
Bridge Warrants	42,342,839	—
Other Warrants	1,429,068	670,092
ATW NPA Notes	8,982,677	9,009,210
Bridge Notes	46,918,768	—
Make-Whole Amount	32,954,973	—
Total	222,604,770	80,236,847

	2021	2020
Stock-based compensation awards – EI Plan	31,962,921	30,402,801
Stock-based compensation awards – STI Plan	9,526,727	6,490,208
Public Warrants	22,977,568	—
Private Warrants	674,551	—
Other warrants	4,544,258	272,730
Convertible notes payable	9,009,210	—
Total	78,695,235	37,165,739